Summarised financial information	6 Months Ended
Jun. 30, 2025
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information	The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared in accordance with Section 3-10 of Regulation S-X in respect of the guarantees of:
–US$6.89 billion of outstanding bonds issued by B.A.T Capital Corporation (BATCAP) in connection with the acquisition of
Reynolds American, including registered bonds issued in exchange for the initially issued bonds (the 2017 Bonds);
–US$10.12 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on 17
July 2019, and US$8.80 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form
F-3 filed on 1 July 2022 pursuant to which BATCAP, BATIF or the Company may issue an indefinite amount of debt securities;
and
–US$2.50 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on 17 July
2019, and US$1.00 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on 1 July 2022 pursuant to which BATCAP, BATIF or the Company may issue an indefinite amount of debt securities.
As of 28 July 2020, all relevant Group entities suspended their reporting obligations with respect to the US$4.65 billion (30 June
2024 and 31 December 2024: US$6.68 billion) of RAI unsecured notes and US$22.12 million (30 June 2024 and 31 December 2024:
US$22.12 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.
The SEC Shelf registration was renewed in July 2025 and is valid for three years.
As described below, Reynolds American Inc. (Reynolds American/RAI) is a subsidiary guarantor of all outstanding series of
BATCAP and BATIF bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including Reynolds
American) other than BATCAP or BATIF, as applicable, BATNF and BATHTN (as defined below), will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the
Group’s EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN Programme, Reynolds American’s guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which
Reynolds American is an obligor, does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT's most recent publicly released interim or annual consolidated financial statements.
Reynolds American’s guarantee may be released notwithstanding Reynolds American guaranteeing other indebtedness, provided Reynolds American’s guarantee of outstanding notes issued under the EMTN Programme is released. If Reynolds
American’s guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.
Note: The following summarised financial information reports the unconsolidated contribution of each applicable company to the
Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the U.S. business or RAI (and/or RAI and its subsidiaries (collectively, the Reynolds Group)) are prepared on the basis of
U.S. GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the
Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the
Reynolds Group’s) primary U.S. GAAP-based financial statements and information.
The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:
a.British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;
b.B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATCAP’ in the financials below;
c.B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;
d.B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;
e.Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and
f.British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2017 Bonds only), referred to as
‘BATHTN’ in the financials below.
In accordance with Section 13-01 of Regulation S-X, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. The “BATHTN” column in the summarised financial information is only applicable in the context of the 2017 Bonds. British American Tobacco Holdings (The
Netherlands) B.V. (‘BATHTN’) is not an issuer nor a guarantor of any of the other securities referenced in this note. None of the issuers or other guarantors has material balances with or an investment in BATHTN. Investments in subsidiaries represent share capital acquired in relation to or issued by subsidiary undertakings.
In the case of debt securities that may be issued by BAT p.l.c., BATCAP or BATIF under an indenture to be entered into (the “2022
Indenture”) and referred to in the registration statement in Form F-3 (Registration No. 333-288488), one or more of BATCAP,
BATIF, BATNF and RAI may guarantee such debt securities to the extent specified in the applicable supplemental indenture to the 2022 Indenture. In addition, BAT p.l.c. will be a parent guarantor in respect of any debt securities issued by BATCAP or BATIF under the 2022 Indenture.
Notes to the Unaudited Interim Financial Statements (continued)
16. Summarised financial information (continued)

Six months ended 30 June 2025	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(11)	(1)	3	—	—	2
Dividend income	—	—	1	—	3,441	—
Net finance income/(costs)	249	(22)	128	—	(289)	(2)
Profit/(loss) before taxation	238	(23)	132	—	3,152	—
Taxation on ordinary activities	—	6	2	—	67	1
Profit/(loss) for the period	238	(17)	134	—	3,219	1

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(12)	—	—	—	17	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	170	394	442	—	11	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	3,441	—

Six months ended 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(10)	(1)	(12)	—	(1)	1
Dividend income	—	—	—	—	2,519	—
Net finance income/(costs)	285	(19)	794	—	(233)	(32)
Profit/(loss) before taxation	275	(20)	782	—	2,285	(31)
Taxation on ordinary activities	—	(26)	(6)	—	55	(90)
Profit/(loss) for the period	275	(46)	776	—	2,340	(121)

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(3)	—	—	—	11	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	187	161	739	—	12	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,519	—
Notes to the Unaudited Interim Financial Statements (continued)
16. Summarised financial information (continued)

As at 30 June 2025	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	19,206	2,200	1,408	252	6
Current assets	6,926	18,602	45,669	19	1,025	10
Non-current liabilities	1,576	18,753	10,744	1,408	8,584	1
Non-current borrowings	1,571	18,646	10,536	1,408	8,540	—
Other non-current liabilities	5	107	208	—	44	1
Current liabilities	68	19,060	33,016	18	1,377	130
Current borrowings	33	19,033	32,533	18	115	3
Other current liabilities	35	27	483	—	1,262	127

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,823	14,036	50,122	—	1,232	11
Amounts due to non-issuer/non-guarantor subsidiaries	4	1,810	34,142	—	1	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	23,451	1,519

As at 31 December 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	18,996	2,292	1,358	292	77
Current assets	9,736	18,504	46,197	48	1,221	15
Non-current liabilities	1,577	18,503	11,526	1,358	7,707	20
Non-current borrowings	1,571	18,257	11,227	1,358	7,657	—
Other non-current liabilities	6	246	299	—	50	20
Current liabilities	72	19,010	32,984	47	3,257	129
Current borrowings	37	18,967	32,708	46	1,751	1
Other current liabilities	35	43	276	1	1,506	128

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,690	15,082	50,595	—	1,478	15
Amounts due to non-issuer/non-guarantor subsidiaries	2	3,942	32,707	—	2	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,659	1,466

In 2021, BAT p.l.c. issued two €1 billion of perpetual hybrid bonds which were classified as equity as there is no contractual obligation to either repay the principal or make payments of interest. Further information on perpetual hybrid bonds is described in note 22 of the
Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2024, page 323. BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:

	As at 30 June		As at 31 December
	2025	2024	2024
	£m	£m	£m
Total Equity	34,433	33,665	37,238
Share capital	581	589	585
Share premium	123	119	121
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	32,044	31,272	34,848